Long-Term Debt	6 Months Ended
Feb. 28, 2019
Long-Term Debt [Abstract]
Long-Term Debt

9. LONG-TERM DEBT

	February 28, 2019				August 31, 2018
	Effectiveinterestrates	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity	Long-termdebt atamortizedcost(1)	Adjustmentfor financecosts (1)	Long-termdebtrepayableat maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	1,249	1	1,250	1,248	2	1,250
5.50% due December 7, 2020	5.55	499	1	500	499	1	500
3.15% due February 19, 2021	3.17	299	1	300	299	1	300
3.80% due November 2, 2023	3.80	497	3	500	-	-	-
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
4.40% due November 2, 2028	4.40	496	4	500	-	-	-
6.75% due November 9, 2039	6.89	1,420	30	1,450	1,419	31	1,450
		5,256	44	5,300	4,261	39	4,300
Other
Burrard Landing Lot 2 HoldingsPartnership	Various	50	-	50	50	-	50
Total consolidated debt		5,306	44	5,350	4,311	39	4,350
Less current portion(2)		1,251	1	1,252	1	-	1
		4,055	43	4,098	4,310	39	4,349
(1)	Long-term debt is presented net of unamortized discounts and finance costs.
(2)	Current portion of long-term debt includes amounts due within one year in respect of senior notes due October 1, 2019 and the Burrard Landing loans.

On November 2, 2018, the Company issued $500 senior notes at a rate of 3.80% due November 2, 2023 and $500 senior notes at a rate of 4.40% due November 2, 2028.

On November 21, 2018, the Company amended the terms of its bank credit facility to extend the maturity date to December 2023.

On December 4, 2018, the Company entered into new unsecured letter of credit facilities, under which letters of credit were issued in favour of and filed with Innovation, Science and Economic Development Canada (“ISED”) to fulfill the pre-auction financial deposit requirement with respect to its application to participate in the 600 MHz spectrum auction to be held in March 2019. Under the terms of ISED’s 600 Mhz auction, communications between bidders that would provide insights into bidding strategies, including references to preferred blocks, technologies or valuations are precluded until the public announcement of provisional licence winners by ISED. Disclosure of the precise amount of the letters of credit could be interpreted as a signal of bidding intentions.